Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ 268,232	¥ 94,966
Other comprehensive income before reclassification	(347,693)	230,099
Amounts reclassified from accumulated other comprehensive income	(13,589)	(4,655)
Other comprehensive income (loss)	(361,282)	225,444	¥ 330,874
Less-Comprehensive income attributable to noncontrolling interests	(45,697)	52,178
Ending Balance	(57,055)	268,232	94,966
As previously reported
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	268,232
Ending Balance		268,232
Restatement Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	(9,702)
Scenario, Actual
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	258,530
Ending Balance		258,530
Unrealized gain (loss) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	134,112	84,711
Other comprehensive income before reclassification	(20,442)	76,141
Amounts reclassified from accumulated other comprehensive income	(12,518)	167
Other comprehensive income (loss)	(32,960)	76,308
Less-Comprehensive income attributable to noncontrolling interests	(8,058)	26,907
Ending Balance	109,211	134,112	84,711
Unrealized gain (loss) on securities | As previously reported
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	134,112
Ending Balance		134,112
Unrealized gain (loss) on securities | Restatement Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	1
Unrealized gain (loss) on securities | Scenario, Actual
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	134,113
Ending Balance		134,113
Unrealized gain (loss) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(4,809)	(5,982)
Other comprehensive income before reclassification	(2,216)	4,491
Amounts reclassified from accumulated other comprehensive income	(1,863)	(1,588)
Other comprehensive income (loss)	(4,079)	2,903
Less-Comprehensive income attributable to noncontrolling interests	1,030	1,730
Ending Balance	(10,272)	(4,809)	(5,982)
Unrealized gain (loss) on derivative instruments | As previously reported
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(4,809)
Ending Balance		(4,809)
Unrealized gain (loss) on derivative instruments | Restatement Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	(354)
Unrealized gain (loss) on derivative instruments | Scenario, Actual
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(5,163)
Ending Balance		(5,163)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	224,432	120,839
Other comprehensive income before reclassification	(115,326)	133,316
Amounts reclassified from accumulated other comprehensive income	(273)	(3,453)
Other comprehensive income (loss)	(115,599)	129,863
Less-Comprehensive income attributable to noncontrolling interests	(19,569)	26,270
Ending Balance	119,053	224,432	120,839
Foreign currency translation adjustments | As previously reported
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	224,432
Ending Balance		224,432
Foreign currency translation adjustments | Restatement Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	(9,349)
Foreign currency translation adjustments | Scenario, Actual
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	215,083
Ending Balance		215,083
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(85,503)	(104,602)
Other comprehensive income before reclassification	(209,709)	16,151
Amounts reclassified from accumulated other comprehensive income	1,065	219
Other comprehensive income (loss)	(208,644)	16,370
Less-Comprehensive income attributable to noncontrolling interests	(19,100)	(2,729)
Ending Balance	(275,047)	(85,503)	¥ (104,602)
Pension liability adjustments | As previously reported
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(85,503)
Ending Balance		(85,503)
Pension liability adjustments | Scenario, Actual
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ (85,503)
Ending Balance		¥ (85,503)